Unincorporated Arrangement and Sumitomo Metal Mining Co., Ltd. ("SMM") Funding Arrangement - Repurchase option liability (Details) - USD ($) $ in Millions		12 Months Ended
	Nov. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Repurchase price:
Balance, beginning of the year		$ 0.0	$ 350.8
Incremental funding by SMM due to increased ownership		0.0	46.9
9.7% pre-Commercial Production gold received by SMM		0.0	(18.4)
Other		0.0	(1.6)
Repurchase of Transferred Interests	$ 377.7	0.0	(377.7)
Balance, end of the year		0.0	0.0	$ 350.8
Fees and balances not included in repurchase price:
Balance, beginning of the year		0.0	(5.5)
Repurchase option fee accrued		0.0	32.7
Repurchase option fee paid		0.0	(32.7)
Deferred cost on waiver of operator fee		0.0	(2.0)
Amortization of deferred operator fee		0.0	7.5
Balance, end of the year		0.0	0.0	(5.5)
Côté Gold repurchase option		$ 0.0	0.0
Repurchase option fee included in repurchase price			$ 17.5	$ 23.7